Related-Party Disclosures - Schedule of Structured Consolidated Entities (Detail)	12 Months Ended
Dec. 31, 2017
Architecture Stantec Quebec Ltee [member] | Quebec, Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Québec, Canada
Consorcio Stantec Architecture Ltd. y Capitel S.A. Limitada. [member] | Chile [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Chile
Harza Associates of New York PLLC [member] | New York, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	New York, United States
Montgomery Watson Engineers Of New York PC [member] | New York, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	New York, United States
MWH Architects and Engineers Of New York P.C. [member] | New York, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	New York, United States
RNL Design Inc [member] | COLORADO
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Colorado, United States
SHW Group LLC [member] | Michigan, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Michigan, United States
Stantec Architecture and Engineering LLC [member] | Pennsylvania, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Pennsylvania, United States
Stantec Architecture and Engineering P.C. [member] | Massachusetts, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Massachusetts, United States
Stantec Architecture Inc. [member] | North Carolina, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	North Carolina, United States
Stantec Architecture Ltd. [member] | Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Canada
Stantec Connecticut Inc. [member] | Connecticut, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Connecticut, United States
Stantec Engineering (Puerto Rico) P.S.C. [member] | Puerto Rico [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Puerto Rico
Stantec Geomatics Ltd. [member] | Alberta, Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Alberta, Canada
Stantec International Inc. [member] | Pennsylvania, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Pennsylvania, United States
Stantec Land Surveying Ltd. | British Columbia, Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	British Columbia, Canada
Stantec Planning and Landscape Architecture P.C. | New York, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	New York, United States
Stantec Planning and Landscape Architecture P.C. | Maine, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Maine, United States
VOA Plus BBA Design Partnership LLC [member] | Louisiana, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Louisiana, United States
VOA-Ellerbe Becket LLC [member] | Florida, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Florida, United States